Discontinued Operation	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATION

Note 4 – DISCONTINUED OPERATION

The Company’s subsidiary, Qingdao Tiandihui Foodstuffs Co., Ltd. (“Tiandihui”), is mainly engaged in the development, manufacture and sale of petfood in China and other regions. On March 16, 2022, the People’s Court of Huangdao District, Qingdao City, Shandong Province made a civil ruling and announced the acceptance of creditors’ application of bankruptcy liquidation of Qingdao Tiandihui Foodstuffs Co., Ltd., and it entered into bankruptcy proceedings. As a result, the operation results of Tiandihui was reported as discontinued operations as of December 31, 2022.

The discontinued operation represents a strategic shift that has a major effect on the Company’s operations and financial results, which trigger discontinued operations accounting in accordance with ASC 205-20-45. The assets and liabilities related to the discontinued operations are classified as assets/liabilities held for sale as of December 31, 2022 and 2021, while results of operations related to the discontinued operations for the years ended December 31, 2022, 2021 and 2020, were reported as income (loss) from discontinued operations.

The results of discontinued operations for years ended December 31, 2022, 2021 and 2020 are as follows:

	For the Years Ended December 31,
	2022	2021	2020
Revenue	$159	$10,794	$192,424
Cost of revenues	(5,260)	(342,496)	(407,366)
Gross profit	(5,101)	(331,02)	(214,942)
Operating expenses	(140,073)	(621,760)	(1,491,473)
(Loss) income from discontinued operations	(145,174)	(953,462)	(1,706,415)
Other income (expense), net	(193,880)	(1,692,369)	(858,782)
(Loss) income before tax	(339,054)	(2,645,831)	(2,565,197)
Net (loss) income from discontinued operations	$(339,054)	$(2,645,831)	$(2,565,197)

Assets and liabilities of the discontinued operations as of December 31, 2022 and 2021 consisted of the following:

	December 31,	December 31,
	2022	2021

CURRENT ASSETS:
Restriced cash	$1,289,051	$14,85,009
Accounts receivable, net	2,513	235
Prepayments and other current assets, net	549,771	5,870,073
Total current assets held for sales	1,841,335	7,355,317
NON-CURRENT ASSETS
Property, plant and equipment, net	665,492	761,761
Land use rights, net	102,609	117,492
Total non-current assets held for sales	768,101	879,253
Total assets held for sales	$2,609,436	$8,234,570

CURRENT LIABILITIES:
Accounts payable	$2,714,811	$2,967,905
Advances from customers	85,136	93,000
Short term loans	4,980,335	5,440,350
Short-term loans - related parties	246,454	269,235
Taxes payable	13,897	58,541
Due to related parties	712,516	778,377
Other current liabilities	3,584,508	8,291,266

Total current liabilities held for sales	12,337,657	17,898,674

Non-current Liabilities held for sale	1,037	1,132
Total liabilities held for sales	$12,338,694	$17,899,806

Before the discontinued operations of Tiandihui, the Company had short-term bank loans of $4,986,206, $5,440,350, and $8,391,323 as of December 31, 2022, 2021 and 2020, respectively.

For the years ended December 31, 2020 and 2019, the Company entered into various loans agreements with various Chinese banks, other entities and individuals for an aggregated amount of $107,829 and $1,046,275, respectively, to facilitate its business operations. Interest rate for the loans outstanding during the years ended December 31, 2020 and 2019 ranged from 4.15% to 24% and from 2.46% to 25% per annum, respectively. Except using the proceeds received from the auction of the land and factory buildings on the land owned by Qingdao Tiandihui Foodstuffs Co., Ltd. to make the repayment of approximately $3.2 million to CCB as disclosed below, the Company did not enter into new loan agreements with financial institutions during the year ended December 31, 2022. As a result, the total outstanding short-term loan included in the current liabilities from discontinued operations at December 31, 2022 was approximately $4.99 million.

During the years ended December 31, 2019, the Company issued notes payable to Shanghai Pudong Development Bank (“SPDB”) to pay the holders according to the terms of the agreement. At the maturity, the Company did not make repayment to SPDB. In November 2019, SPDB filed litigation against the Company. In October 2020, the court has ruled that, among others, the Company should repay SPDB principal and interests in full within 10 days from the date of ruling. As of the date of this filing, the Company has not fulfilled the court order. During the year ended December 31, 2020, SPDB used the Company’s restricted cash deposited in this bank to settle against partial of outstanding balance of the notes. The Company did not make additional repayment to SPDB during the year ended December 31, 2022 and 2021. On March 16, 2022, the People’s Court of Huangdao District, Qingdao City, Shandong Province made a civil ruling and announced the acceptance of creditors’ application of bankruptcy liquidation of Qingdao Tiandihui Foodstuffs Co., Ltd. Accordingly, the outstanding notes payable to SPDB is now subject to the bankruptcy proceedings (see Note 15). Therefore, the unpaid notes payable to SPDB were included in current liabilities from discontinued operations on the consolidated balance sheets as of December 31, 2022 and 2021.

As of December 31, 2022 and 2021, corporate or personal guarantees provided for those loans were as follows:

$572,976	Pledged by cash deposit of RMB300,000 (approximately $43,000) from Gaochuang, real property of Rongfeng Cui and Yanjuan Wang, former CEO of the Company and his wife, and land use right and real property of Qingdao Saike Environmental Technology Co., Ltd; Guaranteed by Rongfeng Cui, Yanjuan Wang and Gaochuang.

$1,541,857	Pledged by real property of the Company and real property of Rongfeng Cui; Guaranteed by Rongfeng Cui and Yanjuan Wang

$3,136,910	Guaranteed by Rongfeng Cui and Yanjuan Wang

$188,607	Pledged by restricted cash of RMB300,000 (approximately $47,054), four patents and certain equipment of the Company; Guaranteed by Rongfeng Cui, Yanjuan Wang and Qingdao Saike Environmental Technology Co., Ltd.

On December 20, 2018, the Company entered into a loan agreement with China Construction Bank (“CCB”) to borrow RMB21,450,000 (approximately $3,119,000). The loan bears an annual interest rate of 5.39% and is due in 84 months. Pursuant to the loan agreement, the proceeds of the loan can only be used in the purchase of manufacturing facility and the associated land use right located at Lingang Economic Development Zone, Huangdao District, Qingdao, Shandong Province, PRC.

The loan agreement between the Company and CCB contains a number of covenants and restrictions. Such covenants and restrictions include, but are not limited to, financial ratios. Unless a breach is remediated or a waiver is obtained, a breach of such covenants and restrictions generally permits lender to demand accelerated repayment of principal and interest.

As of December 31, 2018, the Company did not meet the financial ratios set forth in the debt covenants. Starting December 2019, the Company has been in default on the loan. In January 2020, CCB filed litigation against the Company. In April 2020, the court has ruled that, among others, the Company should repay CCB the principal and interests in full within 10 days from the date of ruling. On March 13, 2021, the land and factory buildings on the land owned by Qingdao Tiandihui Foodstuffs Co., Ltd. were auctioned by the court for $5,098,461 (RMB33.14 million), of which, $3,192,827 (RMB21.14 million) has been used to repay loan principal and accrued interest to CCB. The repayment has been completed by April 2021.

The Company’s repayments of substantially all its outstanding short-term loans were delinquent on or around November 2019, and the Company is involved in a number of lawsuits filed by various lenders. See further discussions in Note 15 and Note 18.

On March 16, 2022, the People’s Court of Huangdao District, Qingdao City, Shandong Province made a civil ruling and announced the acceptance of creditors’ application of bankruptcy liquidation of Qingdao Tiandihui Foodstuffs Co., Ltd., and it entered into bankruptcy proceedings. Accordingly, the short-term bank loans borrowed by Tiandihui are now under bankruptcy proceedings, and have been reclassified and included in “liabilities held for sales” as reflected in the consolidated balance sheets.

On December 20, 2018, the Company entered into a loan agreement with China Construction Bank (“CCB”) to borrow RMB21,450,000 (approximately $3,119,000). The loan bears an annual interest rate of 5.39% and is due in 84 months. Pursuant to the loan agreement, the proceeds of the loan can only be used in the purchase of manufacturing facility and the associated land use right located at Lingang Economic Development Zone, Huangdao District, Qingdao, Shandong Province, PRC.

The loan agreement between the Company and CCB contains a number of covenants and restrictions. Such covenants and restrictions include, but are not limited to, financial ratios. Unless a breach is remediated or a waiver is obtained, a breach of such covenants and restrictions generally permits lender to demand accelerated repayment of principal and interest.

As of December 31, 2018, the Company did not meet the financial ratios set forth in the debt covenants. Starting December 2019, the Company has been in default on the loan. In January 2020, CCB filed litigation against the Company. In April 2020, the court has ruled that, among others, the Company should repay CCB the principal and interests in full within 10 days from the date of ruling. On March 13, 2021, the land and factory buildings on the land owned by Qingdao Tiandihui Foodstuffs Co., Ltd. were auctioned by the court for $5,098,461 (RMB33.14 million), of which, $3,192,827 (RMB21.14 million) has been used to repay loan principal and accrued interest to CCB. The repayment has been completed by April 2021.

The Company’s repayments of substantially all its outstanding short-term loans were delinquent on or around November 2019, and the Company is involved in a number of lawsuits filed by various lenders. See further discussions in Note 16.

On March 16, 2022, the People’s Court of Huangdao District, Qingdao City, Shandong Province made a civil ruling and announced the acceptance of creditors’ application of bankruptcy liquidation of Qingdao Tiandihui Foodstuffs Co., Ltd., and it entered into bankruptcy proceedings. Accordingly, the short-term bank loans borrowed by Tiandihui are now under bankruptcy proceedings, and have been reclassified and included in “liabilities held for sales” as reflected in the consolidated balance sheets.